Subsequent Events (Details) - Subsequent Events [Member] - ILS (₪) ₪ in Thousands	Jul. 01, 2026	Jul. 31, 2026
Subsequent Events [Line Items]
Ordinary shares	6,178,550,400
Purchase price	₪ 437
Percentage of issued ordinary shares		60.00%